Additional Information to the Items of Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2018
Additional Information To Items Of Profit Or Loss
Schedule of information to the items of profit or loss
		Year ended December 31,
		2018	2017	2016
		USD in thousands
a.	Research and development expenses:
	Wages and related expenses	$667	$321	$195
	Share-based payment	109	103	100
	clinical studies	692	511	-
	Regulatory and other expenses	595	316	40
	Research and preclinical studies	593	362	387
	Chemistry and formulations	54	330	18

		2,710	1,943	740

b.	General and administrative expenses:
	Wages and related expenses	1,866	808	399
	Share-based payment	495	759	201
	Professional and directors fees	1,407	1,007	495
	Business development expenses	1,348	74	87
	Office maintenance, rent and other expenses	768	211	58
	Investor relations and business expenses	368	871	-
	Expenses due to litigations & claims	250	-	-
	Regulatory expenses	77	80	28

		6,579	3,810	1,268

c.	Other (income) expenses:
	Impairment of goodwill	160	-	-
	Impairment of intangible assets	273	-	-
	Capital gain from sale of property and equipment	(8)	-	-
	Share-based payment	-	-	26
	Capital gain from sale of subsidiary	-	-	(34)
	Capital loss from sale of property and equipment	-	1	-

		425	1	(8)

d.	Finance income:
	Finance income due to the Convertible Debentures	(468)	-	-
	Exchange rate differences	(303)	-	-
	Finance income from the convertible loan	(35)	-	-
	Intercompany finance income	(22)	-	-
	Interest income on bank deposits	-	(1)	(1)

		(828)	(1)	(1)

e.	Finance expenses:
	Finance expenses due to the Convertible Debentures	112	-	-
	Finance expenses from interest and commissions	11	5	1
	Exchange rate differences	-	486	7

		$123	$491	$8